Derivative Liability Disclosure (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022	Dec. 31, 2020
Derivative Liability	$ 116,508	$ 978,232	$ 201,430
DL from convertible debt
Derivative Liability	108,594	478,212
DL from Aphrodite Acquisition
Derivative Liability	$ 7,914	$ 500,020